Business segment information	12 Months Ended
Mar. 31, 2012
Business segment information
28.	Business segment information

The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating profit or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chief Executive Officer and President.

Sony realigned its business segments from the first quarter of the fiscal year ending March 31, 2013, to reflect modifications to the organizational structure as of April 1, 2012, primarily repositioning the operations of the previously reported Consumer, Products & Services (“CPS”), Professional, Device & Solutions (“PDS”) and Sony Mobile segments. In connection with this realignment, the operations of the former CPS, PDS and Sony Mobile segments are included in five newly established segments, namely the IP&S, Game, MP&C, HE&S, and Devices segments, as well as All Other. The network business previously included in the CPS segment and the medical business previously included in the PDS segment are now included in All Other.

The IP&S segment includes Digital Imaging Products, and Professional Solutions. The MP&C segment includes Mobile Communications, and Personal and Mobile Products. The previously reported Sony Mobile segment is now included in the MP&C segment as the Mobile Communications category. On February 15, 2012, Sony acquired Ericsson’s 50% equity interest in Sony Ericsson, which changed its name to Sony Mobile Communications upon becoming a wholly-owned subsidiary of Sony. The financial results of Mobile Communications include Sony’s equity in net income (loss) of Sony Ericsson through February 15, 2012 and sales, operating revenue and operating income (loss) from February 16, 2012 through March 31, 2012, as well as a gain of 102,331 million yen recorded on the remeasurement of Sony’s 50% equity interest in Sony Ericsson at fair value upon obtaining control through the acquisition of Ericsson’s 50% equity interest in Sony Ericsson. Refer to Note 24. The HE&S segment includes Televisions, and Audio and Video. The equity results of S-LCD are also included within the HE&S segment. The Devices segment includes Semiconductors and Components. The Pictures segment is engaged in the development, production and acquisition, manufacture, marketing, distribution and broadcasting of image-based software, including motion picture, home entertainment and television products. The Music segment includes SME, SMEJ and a 50% owned U.S. based joint venture in the music publishing business, Sony/ATV Music Publishing LLC. The Financial Services segment primarily represents individual life insurance and non-life insurance businesses in the Japanese market, a credit financing business and a bank business in Japan. All Other consists of various operating activities, including a mobile phone OEM business in Japan, So-net Entertainment Corporation, an Internet-related service business subsidiary operating mainly in Japan, the network business, the medical business and the disc manufacturing business. Sony’s products and services are generally unique to a single operating segment. In connection with the realignment, all prior period amounts in the segment disclosures have been restated to conform to the current fiscal year’s presentation.

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Imaging Products & Solutions —
Customers	926,579	906,439	756,625
Intersegment	10,704	9,185	4,692

Total	937,283	915,624	761,317
Game —
Customers	840,793	744,601	679,899
Intersegment	60,993	120,368	125,067

Total	901,786	864,969	804,966
Mobile Products & Communications —
Customers	599,353	631,514	622,415
Intersegment	69	73	262

Total	599,422	631,587	622,677
Home Entertainment & Sound —
Customers	1,552,697	1,712,324	1,282,728
Intersegment	370	640	428

Total	1,553,067	1,712,964	1,283,156
Devices —
Customers	779,240	771,350	677,208
Intersegment	427,848	380,537	349,360

Total	1,207,088	1,151,887	1,026,568
Pictures —
Customers	705,237	599,654	656,097
Intersegment	—	312	1,624

Total	705,237	599,966	657,721
Music —
Customers	511,097	457,771	430,751
Intersegment	11,519	12,972	12,038

Total	522,616	470,743	442,789
Financial Services —
Customers	838,300	798,495	868,971
Intersegment	13,096	8,031	2,924

Total	851,396	806,526	871,895
All Other —
Customers	400,321	449,778	465,745
Intersegment	80,904	70,004	64,598

Total	481,225	519,782	530,343
Corporate and elimination	(545,122)	(492,775)	(508,220)

Consolidated total	7,213,998	7,181,273	6,493,212

Game intersegment amounts primarily consist of transactions with All Other. Devices intersegment amounts primarily consist of transactions with the Game segment and the IP&S segment. All Other intersegment amounts primarily consist of transactions with the Pictures segment, the Music segment and the Game segment. Corporate and elimination includes certain brand and patent royalty income.

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Operating income (loss):
Imaging Products & Solutions	40,857	52,439	18,592
Game	(55,506)	48,494	29,302
Mobile Products & Communications	(50,724)	5,321	7,246
Home Entertainment & Sound	(70,849)	(73,205)	(203,211)
Devices	9,853	34,893	(22,126)
Pictures	42,814	38,669	34,130
Music	36,513	38,927	36,887
Financial Services	162,492	118,818	131,421
All Other	(28,454)	(13,839)	(54,082)

Total	86,996	250,517	(21,841)
Corporate and elimination	(55,224)	(50,696)	(45,434)

Consolidated operating income (loss)	31,772	199,821	(67,275)
Other income	43,834	44,966	23,478
Other expenses	(48,694)	(39,774)	(39,389)

Consolidated income (loss) before income taxes	26,912	205,013	(83,186)

Operating income (loss) is Sales and operating revenue less Costs and expenses, and includes Equity in net income (loss) of affiliated companies.

The MP&C segment includes Sony’s equity in net loss for Sony Ericsson of 57,680 million yen through February 15, 2012 and the operating income (loss) from February 16, 2012 through March 31, 2012, as well as a gain of 102,331 million yen recorded on the remeasurement of Sony’s 50% equity interest in Sony Ericsson at fair value upon obtaining control through the acquisition of Ericsson’s 50% equity interest in Sony Ericsson.

Corporate and elimination includes headquarters restructuring costs and certain other corporate expenses, including the amortization of certain intellectual property assets such as the cross-licensing intangible assets acquired from Ericsson at the time of the Sony Ericsson acquisition, which are not allocated to segments.

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Equity in net income (loss) of affiliated companies:
Imaging Products & Solutions	(1,037)	(157)	(154)
Mobile Products & Communications	(34,514)	4,155	(57,680)
Home Entertainment & Sound	387	7,214	(64,078)
Devices	3	27	(44)
Pictures	4,347	2,483	(516)
Music	(80)	(265)	(372)
Financial Services	(1,345)	(1,961)	(1,252)
All Other	2,004	2,566	2,399

Consolidated total	(30,235)	14,062	(121,697)

Depreciation and amortization:
Imaging Products & Solutions	50,323	36,666	35,951
Game	12,352	13,649	10,848
Mobile Products & Communications	10,606	8,974	9,015
Home Entertainment & Sound	53,792	29,314	27,358
Devices	120,866	106,824	116,971
Pictures	8,427	7,996	10,825
Music	13,427	12,166	10,789
Financial Services, including deferred insurance acquisition costs	56,531	62,077	56,322
All Other	22,420	21,574	19,548

Total	348,744	299,240	297,627
Corporate	22,260	26,126	21,967

Consolidated total	371,004	325,366	319,594

The MP&C segment includes Sony’s equity in net income (loss) in Sony Ericsson through February 15, 2012 and the equity in net income (loss) of Sony Mobile from February 16, 2012 through March 31, 2012.

The MP&C segment includes the depreciation and amortization of Sony Mobile from February 16, 2012 through March 31, 2012.

The following table includes a breakdown of sales and operating revenue to external customers by product category in the following segments: IP&S, MP&C, HE&S and Devices. The IP&S, MP&C, HE&S and Devices segments are each managed as a single operating segment by Sony’s management.

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Imaging Products & Solutions
Digital Imaging Products	645,354	628,358	489,526
Professional Solutions	272,410	268,687	256,871
Other	8,815	9,394	10,228

Total	926,579	906,439	756,625

Game	840,793	744,601	679,899

Mobile Products & Communications
Mobile Communications	—	—	77,732
Personal and Mobile Products	594,198	625,200	538,816
Other	5,155	6,314	5,867

Total	599,353	631,514	622,415

Home Entertainment & Sound
Televisions	1,005,934	1,200,487	840,359
Audio and Video	536,972	502,684	433,801
Other	9,791	9,153	8,568

Total	1,552,697	1,712,324	1,282,728

Devices
Semiconductors	299,715	358,396	375,891
Components	476,097	410,090	297,108
Other	3,428	2,864	4,209

Total	779,240	771,350	677,208

Pictures	705,237	599,654	656,097
Music	511,097	457,771	430,751
Financial Services	838,300	798,495	868,971
All Other	400,321	449,778	465,745
Corporate	60,381	109,347	52,773

Consolidated total	7,213,998	7,181,273	6,493,212

Mobile Communications includes sales and operating revenue of Sony Mobile from February 16, 2012 through March 31, 2012.

Geographic Information:

Sales and operating revenue attributed to countries based on location of external customers for the fiscal years ended March 31, 2010, 2011 and 2012 and property, plant and equipment, net as of March 31, 2011 and 2012 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Japan	2,099,297	2,152,552	2,104,669
United States	1,595,016	1,443,693	1,211,849
Europe	1,644,698	1,539,432	1,268,258
China	485,512	562,048	495,101
Asia-Pacific	708,061	726,364	636,489
Other Areas	681,414	757,184	776,846

Total	7,213,998	7,181,273	6,493,212

	Yen in millions
	March 31
	2011	2012
Property, plant and equipment, net:
Japan	684,031	699,647
United States	95,157	82,914
Europe	39,602	55,192
China	39,936	39,388
Asia-Pacific	46,894	37,060
Other Areas	19,248	16,797

Total	924,868	930,998

Geographic information for the fiscal years ended March 31, 2010 and 2011 in the tables above has been restated to reflect the change in geographic classification.

Major areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Sweden
(2) Asia-Pacific:	India, South Korea and Oceania
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada

There are not any individually material countries with respect to the sales and operating revenue and property, plant and equipment, net included in Europe, Asia-Pacific and Other Areas.

Transfers between reportable business segments or geographic areas are made at amounts which Sony’s management believes approximate as arms-length transactions.

There were no sales and operating revenue with any single major external customer for the fiscal years ended March 31, 2010, 2011 and 2012.